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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-02239

                          Pioneer Interest Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2004 through June 30, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.



ITEM 1.REPORTS TO SHAREOWNERS.

                                    PIONEER
                                    --------
                                    INTEREST
                                     SHARES

                                   Semiannual
                                     Report

                                     6/30/04

                                 [LOGO] Pioneer
                                        Investments(R)

Table of Contents
-----------------------------------------------
Letter to Shareowners                         1
Portfolio Summary                             2
Performance Update                            3
Portfolio Management Discussion               4
Schedule of Investments                       7
Financial Statements                         15
Notes to Financial Statements                19
Results of Shareowners Meeting               23
Trustees, Officers and Service Providers     24

Pioneer Interest Shares

================================================================================
LETTER TO SHAREOWNERS 6/30/04
================================================================================

Dear Shareowner,
--------------------------------------------------------------------------------
U.S. equity markets traced a jagged course through the first half of the year, ending on June 30 only slightly ahead of where they started. Mid-sized and small-cap indices scored modest gains, while indicators that track large-cap stocks showed even smaller changes. For bond investors, Treasury issues wound up the period with higher yields and lower prices than at year-end. The same was true of corporate issues, whose prices gave ground in the face of rising interest rates, while high-yield bonds, outstanding performers over recent quarters, also cooled off.

Although the economic expansion continued to move ahead, investors were preoccupied with factors that might have undesirable impacts on the economy and the markets. For one thing, the threat of terrorism is never far from our minds. For another, the jump in oil prices, attributed to turmoil in the Mideast and vast demand from China and other developing nations, was a major factor. The cost of gas or oil for heating our homes, and gasoline for our cars is a critical component in household budgets. Industry, too, requires energy, and in many cases petroleum is an essential raw material.

The "jobless" recovery became a job-generating machine for a few months, followed by a brief slump and a partial rebound. But strong boosts in employment quickly triggered fears of economic overheating; too much demand for goods and services, the reasons for aggressive corporate hiring, might trigger inflation. That would lead to higher interest rates that could choke off the recovery by causing consumers and businesses to hold back on outlays. In fact, on June 30, the Federal Reserve Board raised short-term interest rates by one-quarter percentage point, the first hike in four years.

While there may be further increases, they probably will be gradual; the Federal Reserve Board would like to keep the expansion intact while keeping inflation at bay. And even after the Fed's June move, short-term rates remain near the lowest levels many of us have seen. U.S. businesses, which have done massive amounts of cost-cutting in recent years, can readily accommodate somewhat higher borrowing costs. In addition, the federal income tax cuts that have helped bolster growth over the past several quarters remain in place.

More growth choices from Pioneer

The possibility of higher interest rates and the economy's direction could have important implications for the way your portfolio is balanced, so an appointment with your professional financial advisor may well be in order.

When you talk to your advisor, ask to hear about the Pioneer Oak Ridge and Pioneer Papp Funds. These six additions to our product lineup are designed to broaden your opportunities to pursue growth. Please consider the Funds' investment objectives, risks, charges and expenses carefully before investing. The prospectus contains that and other information about the Fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your investment advisor, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

Respectfully,

/s/ OSBERT M. HOOD

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Interest Shares

================================================================================
PORTFOLIO SUMMARY 6/30/04
================================================================================

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

AA                                                                          0.4%
A                                                                           1.6%
BBB                                                                        29.4%
BB                                                                         10.8%
B & Lower                                                                   8.2%
Commercial Paper                                                            6.0%
U.S. Government & Agency Obligations                                       43.6%

Portfolio Maturity
--------------------------------------------------------------------------------
(Effective life as percentage of total investment portfolio)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

0-1 Years                                                                   9.8%
1-3 Years                                                                  17.3%
3-4 Years                                                                  29.8%
4-6 Years                                                                  18.7%
6-8 Years                                                                  15.1%
8+ Years                                                                    9.3%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of debt holdings)

-----------------------------------------------------------------------
 1.  Government National Mortgage Association, 6.0%, 3/15/33      2.97%
-----------------------------------------------------------------------
 2.  Federal National Mortgage Association, 6.0%, 7/1/33          2.56
-----------------------------------------------------------------------
 3.  U.S. Treasury Notes 5.375%, 2/15/31                          1.90
-----------------------------------------------------------------------
 4.  Bowater, Inc., 9.375%, 12/15/21                              1.56
-----------------------------------------------------------------------
 5.  Government National Mortgage Association, 5.5%, 9/15/33      1.54
-----------------------------------------------------------------------
 6.  U.S. Treasury Bonds, 8.125%, 8/15/19                         1.52
-----------------------------------------------------------------------
 7.  Government National Mortgage Association, 6.5%, 12/1/31      1.52
-----------------------------------------------------------------------
 8.  Government National Mortgage Association, 5.5%, 7/15/33      1.51
-----------------------------------------------------------------------
 9.  Kennametal, Inc., 7.2%, 6/15/12                              1.41
-----------------------------------------------------------------------
10.  GATX Financial Corp., 8.875%, 6/1/09                         1.30
-----------------------------------------------------------------------

This list excludes temporary cash investments and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Interest Shares

================================================================================
PERFORMANCE UPDATE 6/30/04
================================================================================

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        6/30/04   12/31/03
                 $12.33    $12.58
Market Price
per Share     6/30/04   12/31/03
              $10.74    $11.53
Distributions per Share   Income      Short-Term      Long-Term
(1/1/04 - 6/30/04)        Dividends   Capital Gains   Capital Gains
                          $0.35       $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Interest Shares, compared to that of the Lehman Brothers Aggregate Bond Index.

--------------------------------------------------------------------------------

Average Annual Total Returns
(as of June 30, 2004)
              Net Asset      Market
Period          Value        Price*
10 Years        7.05%        5.64%
5 Years         5.59         5.96
1 Year          2.55        -2.49

--------------------------------------------------------------------------------

* When net asset value (NAV) is lower than market price, dividends are assumed to be reinvested at the greater of NAV or 95% of the market price. When NAV is higher, dividends are assumed to be reinvested at market price.

Value of $10,000 Investment

     [DATA BELOW IS REPREENTED BY A MOUNTAIN CHART IN THE ORIGINAL REPORT]

                           Pioneer           Lehman
                          Interest        Aggregate
                            Shares*      Bond Index
6/01                        10,000           10,000
                            10,359           10,466
12/02                       10,966           11,540
                            11,919           12,014
6/04                        12,011           12,032

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Aggregate Bond Index is a market value-weighted measure of Treasury and agency issues, corporate bond issues and mortgage-backed securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Interest Shares

================================================================================
PORTFOLIO MANAGEMENT DISCUSSION 6/30/04
================================================================================

In an environment of rising market interest rates, high-yield corporate bonds and mortgage-backed securities provided the greatest protection against heightened volatility in the U.S. fixed-income market during the first six months of 2004. In the following discussion, Kenneth J. Taubes discusses the factors that influenced Interest Shares' performance during the six months. Mr. Taubes, Director of Pioneer's Fixed Income Group, oversees the team responsible for daily management of the portfolio.

Q: How did the Fund perform during the six months ended June 30, 2004?

A: In a challenging period in the bond market, Interest Shares outperformed market benchmarks while continuing to provide healthy income. For the first six months of 2004, Interest Shares had a total return of 0.15% at net asset value, compared to a return of -0.19% for the Lehman Aggregate Bond Index. Interest Shares' total return at market price was -3.90%. The Fund's 30-day SEC yield on June 30, 2004 was 5.15%.

Q: What were the factors that affected performance?

A: We emphasized the two asset classes that delivered the best relative performance during the six months: high-yield corporate bonds and mortgage-backed securities. By capturing the higher yields from those two market segments, the portfolio was able better to withstand the impact of the sharp increases in market interest rates midway through the period, when better-than-expected government employment figures triggered a flight away from high-quality bonds, especially Treasuries. During the six months, the prices of five-year Treasuries fell by 2.10%, while the prices of comparable-maturity mortgages declined by just 1.40%. High-yield corporates, as reflected by the Merrill Lynch High Yield Master II Index, had a total return of 1.36% for the six months, while mortgages also had positive performance.

   We maintained a position in Treasury securities, the worst-performing part of the bond market, of less than 10% of assets during the period and focused our Treasury exposure on inflation-protected Treasuries, which outperformed standard Treasury securities.

Pioneer Interest Shares

Q: What types of individual investments had the greatest influence on performance?

A: Several high-yield corporate bonds made significant contributions to performance. Bonds issued by Corning, which restructured its business to focus on the production of the material used for flat-screen television, did very well, as did securities of retailer J.C. Penney, which improved its credit position through restructuring and the sale of its pharmacy chain division.

   Hotel company bonds also did well as the economy improved and business travel increased. Among the top-performers in the portfolio were bonds issued by the Hilton, Starwood and John Q. Hammond hotel chains. We sold our position in the Starwood bonds. The securities of insurance company Allmerica Financial also appreciated in price during the period as a result of that company's restructuring.

Q: How would you describe the Fund's overall positioning?

A: We positioned the Fund to take advantage of the benefits of an improving economy in the corporate bond market. We also kept the Fund's sensitivity to interest rate changes low, both by emphasizing mortgages and high-yield bonds and by keeping portfolio duration low.

   At the end of the fiscal period, on June 30, mortgage securities accounted for 40.5% of Fund assets, while corporate high-yield bonds made up about 19% of the portfolio. About 30% of assets were in investment-grade corporates.

   Because rising interest rates tend to undermine bond prices, we shortened the Fund's duration to lower its sensitivity to changes in interest rates. Duration, a measure of a bond's interest-rate sensitivity, was 4.35 years on June 30, 2004 - about the same as at the start of 2004, but lower than the
   4.79 years of one year earlier.

   Average credit quality on June 30, 2004, was A.

Pioneer Interest Shares

================================================================================
PORTFOLIO MANAGEMENT DISCUSSION 6/30/04                              (continued)
================================================================================

Q: What is your outlook for the bond market?

A: With an outlook of a continuing economic expansion, we expect that short-term interest rates are likely to continue to rise in the coming months. The Federal Reserve began to raise the important Fed Funds rate, the most influential short-term rate, on June 30, and we expect further tightening by the Fed in the months ahead. We believe market rates on longer-term bonds, which rose in the months leading up to the June 30 announcement, probably are priced appropriately for current conditions, but pressure on shorter-term and intermediate-term interest rates should continue for several more quarters.

   The financial health of domestic corporations should continue to improve. More companies report they have gained additional pricing power, which should help them strengthen their balance sheets. At the same time, the weaker dollar has improved the competitiveness of many industries in world markets.

   We expect to continue to focus on high-yield corporate bonds and mortgage-backed securities and position the Fund to mute the impact of rising interest rates by maintaining a relatively short effective duration for the overall portfolio.








   Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Interest Shares

================================================================================
SCHEDULE OF INVESTMENTS 6/30/04 (unaudited)
================================================================================

  Principal     S&P/Moody's
   Amount         Ratings                                                     Value
                            ASSET BACKED SECURITIES- 2.3%
                            Diversified Financials - 1.4%
                            Diversified Financial Services - 1.4%
$ 763,455      BBB-/Baa2    PF Export Receivable Master Trust,
                            6.436%, 6/1/15 (144A)                        $  752,850
  471,833      BBB/Baa2     Power Receivables Finance, 6.29%,
                            1/1/12 (144A)                                   480,453
                                                                         ----------
                                                                         $1,233,303
                                                                         ----------
                            Total Diversified Financials                 $1,233,303
                                                                         ----------
                            Utilities - 0.9%
                            Electric Utilities - 0.9%
  810,000      BBB/Baa3     Empresa Electric Guacolda, 8.625%,
                            4/30/13                                      $  840,552
                                                                         ----------
                            Total Utilities                              $  840,552
                                                                         ----------
                            TOTAL ASSET BACKED SECURITIES
                            (Cost $2,058,003)                            $2,073,855
                                                                         ----------
                            CORPORATE BONDS - 47.7%
                            Energy - 1.4%
                            Oil & Gas Refining Marketing &
                            Transportation - 1.4%
  375,000      BB-/Ba2      Semco Energy, Inc., 7.125%, 5/15/08          $  384,375
  900,000      BBB/Ba1      Magellan Midstream Partners, L.P., 6.45%,
                            6/1/14                                          904,043
                                                                         ----------
                                                                         $1,288,418
                                                                         ----------
                            Total Energy                                 $1,288,418
                                                                         ----------
                            Materials - 8.3%
                            Commodity Chemicals - 1.3%
  550,000      BBB-/Ba1     Methanex Corp., 8.75%, 8/15/12               $  618,750
  625,000      BB+/Ba2      Nova Chemicals, Ltd., 6.5%, 1/15/12             615,625
                                                                         ----------
                                                                         $1,234,375
                                                                         ----------
                            Diversified Chemicals - 0.8%
  700,000      CCC+/Caa1    Huntsman ICI Chemicals, 10.125%,
                            7/1/09 (d)                                   $  714,000
                                                                         ----------
                            Diversified Metals & Mining - 1.3%
1,150,000      BBB/Ba1      Kennametal, Inc., 7.2%, 6/15/12              $1,216,262
                                                                         ----------


The accompanying notes are an integral part of these financial statements.     7

Pioneer Interest Shares

================================================================================
SCHEDULE OF INVESTMENTS 6/30/04 (unaudited)                          (continued)
================================================================================

  Principal     S&P/Moody's
   Amount         Ratings                                                       Value
                             Paper Packaging - 1.3%
$ 600,000      B/B2          Stone Container Corp., 9.75%, 2/1/11          $  660,000
  475,000      BB/Ba2        Abitibi-Consolidated, Inc., 6.95%,
                             12/15/06                                         486,814
                                                                           ----------
                                                                           $1,146,814
                                                                           ----------
                             Paper Products - 1.5%
1,250,000      BB/Ba1        Bowater, Inc., 9.375%, 12/15/21               $1,344,025
                                                                           ----------
                             Specialty Chemicals - 1.3%
  100,000      BBB-/Baa3     Ferro Corp., 7.125%, 4/1/28                   $  100,727
  950,000      BBB-/Baa3     Ferro Corp., 9.125%, 1/1/09                    1,090,944
                                                                           ----------
                                                                           $1,191,671
                                                                           ----------
                             Steel - 0.8%
  340,000      BB/Ba3        International Steel Group, 6.5%,
                             4/15/14 (144A)                                $  318,750
  380,000      B-/Caa1       Iapat Inland ULC, 9.75%, 4/1/14 (144A)           391,400
                                                                           ----------
                                                                           $  710,150
                                                                           ----------
                             Total Materials                               $7,557,297
                                                                           ----------
                             Capital Goods - 5.2%
                             Aerospace & Defense - 0.9%
  500,000      BB-Ba3        L-3 Communication Corp., 7.625%,
                             6/15/12                                       $  527,500
  300,000      BBB-/Baa3     Precision Castparts Corp., 5.6%,
                             12/15/13                                         292,064
                                                                           ----------
                                                                           $  819,564
                                                                           ----------
                             Building Products - 0.9%
  800,000      B2/B          NCI Building Systems, Inc., 9.25%,
                             5/1/09                                        $  840,000
                                                                           ----------
                             Electrical Components & Equipment - 1.5%
  500,000      Ba2/BB-       MSW Energy Holdings, 7.375%,
                             9/1/10 (144A)                                 $  497,500
  825,000      BBB-/Ba1      Thomas & Betts Corp., 7.25%, 6/1/13              873,856
                                                                           ----------
                                                                           $1,371,356
                                                                           ----------
                             Industrial Machinery - 1.9%
  850,000      B/B3          JLG Industries, Inc., 8.375%, 6/15/12 (d)     $  864,875
  850,000      BBB-/Ba1      Timken Co., 5.75%, 2/15/10                       851,782
                                                                           ----------
                                                                           $1,716,657
                                                                           ----------
                             Total Capital Goods                           $4,747,577
                                                                           ----------


8     The accompanying notes are an integral part of these financial statements.

Pioneer Interest Shares

================================================================================

================================================================================

  Principal     S&P/Moody's
   Amount         Ratings                                                    Value
                             Automobiles & Components - 0.8%
                             Automobile Manufacturers - 0.8%
$ 700,000      BB+/Ba1       Hyundai Motor Co Ltd., 5.3%, 12/19/08      $  688,860
                                                                        ----------
                             Total Automobiles & Components             $  688,860
                                                                        ----------
                             Hotels, Restaurants & Leisure - 1.7%
                             Hotels, Resorts & Cruise Lines - 1.7%
1,000,000      BBB-/Ba1      Hilton Hotels, 7.62%, 5/15/08              $1,077,500
  450,000      B2/B          John Q Hamons Hotels, 8.875%, 5/15/12         488,250
                                                                        ----------
                                                                        $1,565,750
                                                                        ----------
                             Total Hotels, Restaurants & Leisure        $1,565,750
                                                                        ----------
                             Media - 3.3%
                             Broadcasting & Cable TV - 2.1%
1,000,000      BBB/Baa3      Comcast Cable Corp., 7.125%, 6/15/13       $1,093,061
  750,000      BBB-/Ba2      Rogers Cable, Inc., 7.875%, 5/1/12            790,550
                                                                        ----------
                                                                        $1,883,611
                                                                        ----------
                             Publishing - 1.2%
  910,000      BBB-/Baa3     News America Holdings, 8.5%, 2/23/25       $1,095,753
                                                                        ----------
                             Total Media                                $2,979,364
                                                                        ----------
                             Retailing - 2.1%
                             Department Stores - 1.2%
1,003,000      BB+/Ba3       J.C. Penney Co., Inc., 8.25%, 8/15/22      $1,043,120
                                                                        ----------
                             Specialty Stores - 0.9%
  850,000      BB/Ba2        Toys "R" Us, 7.875%, 4/15/13 (d)           $  853,188
                                                                        ----------
                             Total Retailing                            $1,896,308
                                                                        ----------
                             Food, Beverage & Tobacco - 0.7%
                             Tobacco - 0.7%
  660,000      BBB/Baa2      Altria Group, Inc., 7.0%, 11/4/13          $  672,093
                                                                        ----------
                             Total Food, Beverage & Tobacco             $  672,093
                                                                        ----------
                             Health Care Equipment & Services - 2.3%
                             Health Care Facilities - 1.5%
  500,000      B-/B3         Province Healthcare, 7.5%, 6/1/13          $  482,500
  890,000      BBB-/Ba1      HCA, Inc., 6.3%, 10/1/12                      890,457
                                                                        ----------
                                                                        $1,372,957
                                                                        ----------
                             Health Care Supplies - 0.8%
  750,000      BBB-/Ba1      Bausch & Lomb, 7.125%, 8/1/28              $  750,888
                                                                        ----------
                             Total Health Care Equipment & Services     $2,123,845
                                                                        ----------


The accompanying notes are an integral part of these financial statements.     9

Pioneer Interest Shares

================================================================================
SCHEDULE OF INVESTMENTS 6/30/04 (unaudited)                          (continued)
================================================================================

  Principal     S&P/Moody's
   Amount         Ratings                                                      Value
                             Banks - 2.0%
                             Regional Banks - 0.9%
$ 750,000      BBB-/Baa3     Hudson United Bank, 7.0%, 5/15/12            $  817,146
                                                                          ----------
                             Thrifts & Mortgage Finance - 1.1%
1,100,000      BBB-/Baa3     Sovereign Bank, 5.125%, 3/15/13              $1,045,664
                                                                          ----------
                             Total Banks                                  $1,862,810
                                                                          ----------
                             Diversified Financials - 4.6%
                             Consumer Finance - 1.1%
1,000,000      BB+/Baa3      Capital One Financial Corp., 7.125%,
                             8/1/08                                       $1,077,519
                                                                          ----------
                             Investment Banking & Brokerage - 0.3%
  300,000      B+/B1         E*Trade Financial Corp., 8.0%,
                             6/15/11 (144A)                               $  298,500
                                                                          ----------
                             Diversified Financial Services - 1.9%
  750,000      A-/Baa3       Brascan Corp., 5.75%, 3/1/10                 $  771,363
1,000,000      BBB/Baa3      Glencore Funding LLC, 6.0%,
                             4/15/14 (144A)                                  927,540
                                                                          ----------
                                                                          $1,698,903
                                                                          ----------
                             Specialized Finance - 1.2%
1,000,000      BBB-/Baa3     GATX Financial Corp., 8.875%, 6/1/09         $1,121,958
                                                                          ----------
                             Total Diversified Financials                 $4,196,880
                                                                          ----------
                             Insurance - 5.5%
                             Life & Health Insurance - 1.6%
  625,000      B+/B2         Presidential Life Corp., 7.875%, 2/15/09     $  627,344
  900,000      BB+/Ba1       Provident Companies, Inc., 7.0%,
                             7/15/18 (d)                                     857,075
                                                                          ----------
                                                                          $1,484,419
                                                                          ----------
                             Multi-Line Insurance - 1.5%
  700,000      A/Baa1        Loews Corp., 5.25%, 3/15/16                  $  652,366
  750,000      BB/Ba3        Allmerica Financial Corp., 7.625%,
                             10/15/25                                        705,000
                                                                          ----------
                                                                          $1,357,366
                                                                          ----------
                             Property & Casualty Insurance - 1.4%
  850,000      BBB-/NA       Kingsway America, Inc., 7.5%, 2/1/14         $  835,379
  475,000      BBB-/Baa3     Arch Capital Group Ltd., 7.35%, 5/1/34          478,144
                                                                          ----------
                                                                          $1,313,523
                                                                          ----------


10    The accompanying notes are an integral part of these financial statements.

Pioneer Interest Shares

================================================================================

================================================================================

  Principal     S&P/Moody's
   Amount         Ratings                                                     Value
                             Reinsurance - 1.0%
$ 800,000      BBB-/Baa3     Odyssey Re Holdings, 7.65%, 11/1/13         $  859,974
                                                                         ----------
                             Total Insurance                             $5,015,282
                                                                         ----------
                             Real Estate - 1.2%
                             Real Estate Management & Development - 1.2%
1,100,000      BB-/Ba3       Forest City Enterprises, 7.625%, 6/1/15     $1,105,500
                                                                         ----------
                             Total Real Estate                           $1,105,500
                                                                         ----------
                             Technology Hardware & Equipment - 3.0%
                             Communications Equipment - 0.2%
  180,000      BB+/Ba2       Corning, Inc., 5.9%, 3/15/14                $  168,300
                                                                         ----------
                             Computer Hardware - 0.9%
  800,000      BBB-/Baa3     NCR Corp., 7.125%, 6/15/09                  $  875,053
                                                                         ----------
                             Electronic Manufacturing Services - 1.0%
  850,000      BB+/Baa3      Jabil Circuit, Inc., 5.875%, 7/15/10        $  878,047
                                                                         ----------
                             Technology Distributors - 0.9%
  800,000      BBB-/Baa3     Arrow Electronic, Inc., 6.875%, 7/1/13      $  835,649
                                                                         ----------
                             Total Technology Hardware & Equipment       $2,757,049
                                                                         ----------
                             Telecommunication Services - 2.5%
                             Integrated Telecommunication Services - 1.5%
  900,000      BBB+/Baa3     Intelsat, Ltd., 6.5%, 11/1/13               $  795,089
  600,000      BBB+/Baa2     Telecom Italia S.p.A., 5.25%,
                             11/15/13 (144A)                                580,708
                                                                         ----------
                                                                         $1,375,797
                                                                         ----------
                             Wireless Telecommunication Services - 1.0%
  750,000      BBB/Baa2      AT&T Wireless, 8.125%, 5/1/12               $  867,113
                                                                         ----------
                             Total Telecommunication Services            $2,242,910
                                                                         ----------
                             Utilities - 3.1%
                             Electric Utilities - 0.8%
  427,500      BBB-/Baa3     FLP Energy American Wind LLC, 6.639%,
                             6/20/23 (144A)                              $  436,495
  331,100      BB-/Ba2       FPL Energy Wind Funding, 6.876%,
                             6/27/17 (144A)                                 324,478
                                                                         ----------
                                                                         $  760,973
                                                                         ----------


The accompanying notes are an integral part of these financial statements.    11

Pioneer Interest Shares

================================================================================
SCHEDULE OF INVESTMENTS 6/30/04 (unaudited)                          (continued)
================================================================================

   Principal      S&P/Moody's
    Amount          Ratings                                                        Value
                               Multi-Utilities & Unregulated Power - 2.3%
$ 1,000,000      B-/B1         Colorado Interstate Gas Co., 10.0%,
                               6/15/05                                       $ 1,047,500
    500,000      B/B1          Illinova Corp., 7.5%, 6/15/09                     546,250
    200,000      B/B1          Reliant Resources, Inc., 9.25%, 7/15/10           213,500
    250,000      B/B1          Reliant Energy, Inc., 9.5%, 7/15/13               269,375
                                                                             -----------
                                                                             $ 2,076,625
                                                                             -----------
                               Total Utilities                               $ 2,837,598
                                                                             -----------
                               TOTAL CORPORATE BONDS
                               (Cost $42,318,474)                            $43,537,541
                                                                             -----------
                               U.S. GOVERNMENT AGENCY AND
                               TREASURY OBLIGATIONS - 43.9%
     55,503      AAA/Aaa       Federal Home Loan Bank, 7.0%,
                               11/01/30                                      $    58,579
  3,466,684      AAA/Aaa       Federal Home Loan Mortgage Corp, 6.0%,
                               2/1/33-5/1/34                                   3,545,989
    873,052      AAA/Aaa       Federal Home Loan Mortgage Corp, 6.5%,
                               11/1/33                                           915,001
    768,323      AAA/Aaa       Federal National Mortgage Association,
                               5.5%, 6/01/33                                     766,866
    455,789      AAA/Aaa       Federal National Mortgage Association,
                               5.5%, 12/01/18                                    467,310
  2,483,395      AAA/Aaa       Federal National Mortgage Association,
                               6.0%, 2/1/32-2/1/33                             2,540,711
  3,893,139      AAA/Aaa       Federal National Mortgage Association,
                               6.0%, 5/1/33-9/15/33                            3,979,129
  1,721,857      AAA/Aaa       Federal National Mortgage Association,
                               6.5%, 1/1/31-2/1/33                             1,794,712
    309,574      AAA/Aaa       Federal National Mortgage Association,
                               7.0%, 12/01/31                                    327,372
    955,146      AAA/Aaa       Government National Mortgage
                               Association, 4.5%, 10/15/33                       898,856
  1,142,701      AAA/Aaa       Government National Mortgage
                               Association, 5.0%, 9/15/33                      1,110,305
  2,362,616      AAA/Aaa       Government National Mortgage
                               Association, 5.5% 6/15/33-7/15/33               2,364,894
  2,219,518      AAA/Aaa       Government National Mortgage
                               Association, 5.5%, 8/15/33-9/15/33              2,221,657
  3,898,508      AAA/Aaa       Government National Mortgage
                               Association, 6.0%, 3/15/17-3/15/33              4,018,829
$ 2,214,269      AAA/Aaa       Government National Mortgage
                               Association, 6.0%, 3/15/33                    $ 2,273,185


12    The accompanying notes are an integral part of these financial statements.

Pioneer Interest Shares

================================================================================

================================================================================

  Principal     S&P/Moody's
   Amount         Ratings                                                       Value
4,382,528      AAA/Aaa       Government National Mortgage
                             Association, 6.0%, 3/15/33-9/15/33             4,474,128
2,571,001      AAA/Aaa       Government National Mortgage
                             Association, 6.5%, 6/15/31-1/15/34             2,685,802
1,038,835      AAA/Aaa       Government National Mortgage
                             Association, 7.0%, 8/15/28-10/15/31            1,104,503
  488,390      AAA/Aaa       Government National Mortgage
                             Association II, 5.5%, 2/20/34                    487,983
  485,499      AAA/Aaa       Government National Mortgage
                             Association II, 7.0%, 1/20/29                    515,256
1,000,000      AAA/Aaa       U.S. Treasury Bonds, 8.125%, 8/15/19           1,309,688
  450,000      AAA/Aaa       U.S. Treasury Notes, 7.875%, 2/15/21             580,887
1,620,000      AAA/Aaa       U.S. Treasury Notes 5.375%, 2/15/31            1,633,859
                                                                            ---------
                                                                          $40,075,501
                                                                          -----------
                             TOTAL U.S. GOVERNMENT AGENCY AND
                             TREASURY OBLIGATIONS
                             (Cost $40,094,208)                           $40,075,501
                                                                          -----------
                             MUNICIPAL BONDS - 0.4%
                             Government - 0.4%
  365,000      A/Aa3         Tobacco Settlement Authority Iowa, 6.79%,
                             6/1/10                                       $   363,014
                                                                          -----------
                             TOTAL MUNICIPAL BONDS
                             (Cost $365,000)                              $   363,014
                                                                          -----------
                             TEMPORARY CASH INVESTMENTS - 8.3%
                             Repurchase Agreement - 4.4%
 4,000,000                   UBS Warburg, Inc., 1.25%, dated
                             6/30/04, repurchase price of
                             $4,000,000 plus accrued interest on
                             7/1/04 collateralized by $3,667,700
                             U.S. Treasury Bill, 7.0%, 7/15/06            $ 4,000,000
                                                                          -----------


The accompanying notes are an integral part of these financial statements.    13

Pioneer Interest Shares

================================================================================
SCHEDULE OF INVESTMENTS 6/30/04 (unaudited)                        (continued)
================================================================================

    Shares                                                            Value
               Temporary Cash Investments - 8.3% (cont)
               Security Lending Collateral - 3.9%
 3,544,569     Securities Lending Investment Fund, 1.29%        $ 3,544,569
                                                                -----------
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $7,544,569)                                $ 7,544,569
                                                                -----------
               TOTAL INVESTMENT IN SECURITIES - 102.6%
               (Cost $92,380,254)(a)(b)(c)                      $93,594,480
                                                                -----------
               OTHER ASSETS AND LIABILITIES - (2.6)%            $(2,393,906)
                                                                -----------
               TOTAL NET ASSETS - 100.0%                        $91,200,574
                                                                ===========

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transition exempt from registration. At
       June 30, 2004, the value of these securities amounted to $5,008,674 or 5.5% of total net assets.

(a) At June 30, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $92,582,486 was as follows:

       Aggregate gross unrealized gain for all investments in which
       there is an excess of value over tax cost                                     $  2,019,063

       Aggregatre gross unrealized loss for all investments in which there
       is an excess of tax cost over value                                             (1,007,069)
                                                                                     ------------
       Net unrealized gain                                                           $  1,011,994
                                                                                     ============

(b) At December 31, 2003, the Fund had a capital loss carryforward of $6,733,046 of which the following amounts will expire between 2004 and 2011, if not utilized.

       $270,479 in 2004
       $4,122,424 in 2008
       $887,544 in 2009
       $1,200,417 in 2010
       $252,182 in 2011

(c) The Fund elected to defer approximately $276,056 of capital losses recognized between November 1, 2003 and December 31, 2003 to its fiscal year ending December 31, 2004.

(d)    At June 30, 2004, the following securities were out on loan:

                                                                 Market
       Shares                    Description                      Value
       -------                   -----------                   ----------
       665,000    Huntsman ICI Chemicals, 10.125%, 7/1/09      $  678,300
       807,500    JLG Industries, Inc., 8.375%, 6/15/12           821,631
       855,000    Provident Companies, Inc., 7.0%, 7/15/18        814,222
       807,500    Toys "R" Us, 7.875%, 4/15/13                    810,528
                                                               ----------
                       Total                                   $3,124,681
                                                               ==========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2004 were as follows:

                                           Purchases         Sales
                                          ----------      -----------
       Long-Term U.S. Government          $8,161,884      $19,188,380
       Other Long-term Securities         $6,572,053      $    91,035


14    The accompanying notes are an integral part of these financial statements.

Pioneer Interest Shares

================================================================================
STATEMENT OF ASSETS AND LIABILITIES 6/30/04 (unaudited)
================================================================================

ASSETS:
  Investment in securities (including securities loaned of
     $3,124,681) (cost $92,380,254)                           $93,594,480
  Cash                                                             99,761
  Receivables -
     Investment securities sold                                   284,154
     Dividends, interest and foreign taxes withheld               983,765
  Other                                                               392
                                                              ------------
       Total assets                                           $94,962,552
                                                              ------------
LIABILITIES:
  Payables -
     Investment securities purchased                          $    66,205
     Upon return of securities loaned                           3,544,569
  Due to affiliates                                                97,581
  Accrued expenses                                                 53,623
                                                              ------------
       Total liabilities                                      $ 3,761,978
                                                              ------------
NET ASSETS:
  Paid-in capital                                             $96,529,816
  Accumulated net investment income                               158,199
  Accumulated net realized loss on investments                 (6,701,667)
  Net unrealized gain on investments                            1,214,226
                                                              ------------
       Total net assets                                       $91,200,574
                                                              ============
NET ASSET VALUE PER SHARE:
(No par value, 50,000,000 shares authorized)
  7,395,027 fund shares outstanding                           $     12.33
                                                              ============


The accompanying notes are an integral part of these financial statements.    15

Pioneer Interest Shares

================================================================================
STATEMENT OF OPERATIONS (unaudited)
================================================================================
For the Six Months Ended 6/30/04

INVESTMENT INCOME:
  Interest                                                 $2,868,012
  Income from securities loaned, net                            3,582
                                                           ----------
   Total investment income                                               $  2,871,594
                                                                         ------------
EXPENSES:
  Management fees                                          $  262,952
  Transfer agent fees                                          57,498
  Administrative fees                                           9,434
  Custodian fees                                                8,262
  Professional fees                                            14,058
  Printing                                                      1,543
  Fees and expenses of nonaffiliated trustees                   2,863
  Miscellaneous                                                27,408
                                                           ----------
   Total expenses                                                        $    384,018
   Less fees paid indirectly                                                      (86)
                                                                         ------------
   Net expenses                                                          $    383,932
                                                                         ------------
     Net investment income                                               $  2,487,662
                                                                         ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                       $    461,021
  Change in net unrealized loss on investments                             (2,173,544)
                                                                         ------------
   Net loss on investments                                               $ (1,712,523)
                                                                         ------------
   Net increase in net assets resulting from operations                  $    775,139
                                                                         ============


16    The accompanying notes are an integral part of these financial statements.

Pioneer Interest Shares

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================
For the Six Months Ended 6/30/04 and the Year Ended 12/31/03

                                                          Six Months
                                                            Ended             Year
                                                           6/30/04            Ended
                                                         (unaudited)        12/31/03
FROM OPERATIONS:
Net investment income (loss)                            $  2,487,662      $  5,101,901
Net realized gain (loss) on investments                      461,021          (209,731)
Change in net unrealized gain (loss) on investments       (2,173,544)        2,815,775
                                                        ------------      ------------
  Net increase (decrease) in net assets resulting
   from operations                                      $    775,139      $  7,707,945
                                                        ------------      ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income ($0.35 and $0.68 per share,
  respectively)                                         $ (2,588,247)     $ (5,028,591)
                                                        ------------      ------------
   Total distributions to shareowners                   $ (2,588,247)     $ (5,028,591)
                                                        ------------      ------------
   Net increase in net assets                           $ (1,813,108)     $  2,679,354
NET ASSETS:
Beginning of period                                       93,013,682        90,334,328
                                                        ------------      ------------
End of period (including accumulated net investment
   income of $158,199 and $258,784 respectively)        $ 91,200,574      $ 93,013,682
                                                        ============      ============


The accompanying notes are an integral part of these financial statements.    17

Pioneer Interest Shares

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

                                                       Six Months
                                                          Ended
                                                         6/03/04    Year Ended  Year Ended    Year Ended   Year Ended    Year Ended
                                                       (unaudited)   12/31/03    12/31/02    12/31/01(a)    12/31/00      12/31/99
Net asset value, beginning of period                    $ 12.58      $ 12.22    $  12.33       $ 12.36      $ 12.39      $   13.62
                                                        -------      -------    --------       -------      -------      ---------
Increase (decrease) from investment operations:
 Net investment income                                  $  0.31      $  0.69    $   0.82       $  0.85      $  0.93      $    0.96
 Net realized and unrealized gain (loss) on investments   (0.21)        0.35       (0.12)        (0.01)       (0.03)         (1.24)
                                                        -------      -------    --------       -------      -------      ---------
   Net increase (decrease) from investment operations   $  0.10      $  1.04    $   0.70       $  0.84      $  0.90      $   (0.28)
Distributions to shareowners:
 Net investment income                                    (0.35)       (0.68)      (0.81)        (0.87)       (0.93)         (0.95)
                                                        -------      -------    --------       -------      -------      ---------
Net increase (decrease) in net asset value              $ (0.25)     $  0.36    $  (0.11)      $ (0.03)     $ (0.03)     $   (1.23)
                                                        -------      -------    --------       -------      -------      ---------
Net asset value, end of period                          $ 12.33      $ 12.58    $  12.22       $ 12.33      $ 12.36      $   12.39
                                                        =======      =======    ========       =======      =======      =========
Market value, end of period                             $10.740      $11.530    $ 11.230       $11.400      $11.250      $  10.250
Total return*                                              0.77%        8.91%       5.58%(b)      9.13%       19.49%        (17.96)%
Ratio of net expenses to average net assets+               0.83%**      0.90%       0.84%         0.92%        0.79%          0.88%
Ratio of net investment income to average net assets+      5.37%**      5.53%       7.15%         6.76%        7.55%          7.28%
Portfolio turnover rate                                      33%**        71%         43%           52%          48%            59%
Net assets, end of period (in thousands)                $91,201      $93,014    $ 90,334       $91,193      $91,380      $  91,621
Ratios with no reduction for fees paid indirectly:
 Net expenses                                              0.83%**      0.90%       0.84%         0.92%        0.79%          0.88%
 Net investment income                                     5.37%**      5.53%       7.15%         6.76%        7.55%          7.28%

 * Assumes initial investment at market value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at market value at the end of each period.

**  Annualized

 +  Ratios with no reduction for fees paid indirectly.

(a) On January 1, 2001, the Fund began accreting discounts and amortizing premiums on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income by $0.01. Increase net realized and unrealized gains and losses per share by $0.01 and decrease the ratio of net investment income to average net assets from 6.85% to 6.76%. Per share ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.

(b) Previously reported 2.40% which is based on net asset value at the beginning of the period, reinventment of all distribution and the complete redemption of the investment at net asset value at the end of the period.

   The accompanying notes are an integral part of these financial statements.

Pioneer Interest Shares

================================================================================
NOTES TO FINANCIAL STATEMENTS 6/30/04 (unaudited)
================================================================================

1. Organization and Significant Accounting Policies

Pioneer Interest Shares (the Fund), a Delaware statutory Trust, is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The investment objective of the Fund is to provide interest income.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. All discounts/premiums are accreted/amortized for financial reporting purposes over the life of the respective securities. Premium and discount related to certain mortgage-backed securities are amortized or accreted in proportion to the underlying monthly paydowns. Interest income is recorded on the accrual basis. Amortization and accretion or premium or discount on debt securities is included in interest income. Temporary cash investments are valued at amortized cost.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

Pioneer Interest Shares

================================================================================
NOTES TO FINANCIAL STATEMENTS 6/30/04 (unaudited)                    (continued)
================================================================================

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amount and characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the years ended December 31, 2003 was as follows:

--------------------------------------------------------------------------------

                                  2003
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary Income              $5,028,591
  Long-term capital gain               --
                               ----------
  Total                        $5,029,591
                               ==========

--------------------------------------------------------------------------------

   The following shows the components of accumulated losses on a federal income tax basis at December 31, 2003.

--------------------------------------------------------------------------------

                                              2003
--------------------------------------------------------------------------------
  Undistributed ordinary income           $   307,429
  Capital loss carryforward                (6,733,046)
  Unrealized appreciation                   3,185,539
                                          -----------
  Total                                   $(3,240,078)
                                          ===========

--------------------------------------------------------------------------------

C. Dividend and Distribution Reinvestment Plan

   All shareowners of the Fund are eligible to participate in the Dividend and Distribution Reinvestment Plan (the Plan). Under the Plan, participants will receive all dividends and distributions in full

Pioneer Interest Shares

================================================================================

================================================================================

   and fractional shares of the Fund in lieu of cash when shares are trading at or above net asset value. When shares are trading below net asset value, dividends and distributions will be paid in cash. When the Fund declares dividends or distributions, the number of shares to be credited to a participant's account or the cash to be distributed to a participant, determined as of the close of business of the New York Stock Exchange on the Dividend Valuation Date, is computed as follows: (a) if the last sales price of shares of the capital stock of the Fund is at or above net asset value, the Fund will issue new full and fractional shares (computed to three decimals) of capital stock at the greater of net asset value or 95% of such last sales price, to be credited to the participant's account; or (b) if the last sales price of shares of the capital stock of the Fund is below the net asset value, the Agent will distribute the dividends or distributions to the participant in cash. Participation in the Plan is completely voluntary and may be terminated or resumed at any time by notifying Mellon Investor Services LLC, the agent for shareowners in administering the Plan (the "Plan Agent"), prior to any dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. There are no brokerage or service fees chargeable to participants in the Plan; however, this Plan may be amended in the future to impose a service charge. Participating in the Plan does not relieve shareowners from any federal, state or local taxes which may be due on dividends and distributions paid in any taxable year. Dividends and distributions to shareowners are recorded as of the Dividend Valuation Date. Shareowners holding Plan shares in a brokerage account may not be able to transfer the shares to another broker and continue to participate in the plan.

D. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are

Pioneer Interest Shares

================================================================================
NOTES TO FINANCIAL STATEMENTS 6/30/04 (unaudited)                    (continued)
================================================================================

   secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's Custodian.

2. Management Agreement

Pioneer Investment Management, Inc. (PIM), the Fund's investment adviser, manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano). Management fees are calculated daily at the annual rate of 0.625% of the Fund's average daily net assets up to $50 million and 0.50% of the excess over $50 million.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At June 30, 2004, $49,690 was payable to PIM related to management fees, administrative fees and certain other services and is included in due to affiliates.

3. Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, through a sub-transfer agency agreement with ChaseMellon Shareholder Services, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $47,891 in transfer agent fee due from PIMSS at June 30, 2004.

4. Expense Offsets

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the six months ended June 30, 2004, the Fund's expenses were reduced by $86 under such arrangements.

Pioneer Interest Shares

================================================================================

================================================================================

On July 27, 2004, Pioneer Interest Shares held its annual meeting of shareowners to elect trustees. All trustees were elected. Here are the detailed results of the votes.

Proposal 1 - To elect trustees.

Nominee                Affirmative     Withheld
-------------------   -------------   ---------
 J.F. Cogan, Jr.        6,484,877      121,815
 O.M. Hood              6,484,501      122,192
 M.K. Bush              6,477,883      128,809
 Dr. R. H. Egdahl       6,490,634      116,058
 M.B.W. Graham          6,492,664      114,028
 M.A. Piret             6,497,212      109,480
 S.K. West              6,490,482      116,210
 J. Winthrop            6,493,531      113,161

--------------------------------------------------------------------------------
Amendment of a Non-fundamental Investment Policy

The Board of Trustees has approved an amendment to the Fund's principal investment policy. This amendment is effective on September 15, 2004.

Former Non-fundamental Policy            Amended Non-fundamental Policy
Normally, the fund will invest at        Normally, the fund will invest at
least 80% of its total assets in         least 80% of its net assets in (i)
fixed-income securities rated            (i) fixed-income securities rated
investment grade at the time of          investment grade at the time of
acquisition, (ii) U.S. government        acquisition, (ii) U.S. government
securities and (iii) money market        securities and (iii) money market
instruments and cash items.              instruments and cash items.

Changing the fund's 80% policy to a "net assets" standard affords greater consistency across the Pioneer fund complex and permits the Fund some degree of additional flexibility in satisfying the policy.
--------------------------------------------------------------------------------

Pioneer Interest Shares

================================================================================
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
================================================================================

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                   Vice President
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood                           Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Shareowner Services and Sub-Transfer Agent
Mellon Investor Services LLC





Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is available at pioneerfunds.com.

                           This page for your notes.

                           This page for your notes.

                           This page for your notes.

                           This page for your notes.

================================================================================
HOW TO CONTACT PIONEER
================================================================================

We are pleased to offer a variety of convenient ways for you to contact Mellon for assistance or information.

You can call Mellon Investor Services LLC for:

Account Information                                        1-800-710-0935

Telecommunications Device for the Deaf (TDD)               1-800-231-5469

Or write to Mellon Investor Services LLC:

For                                          Write to
General inquiries, lost dividend checks      P.O. Box 3315
                                             South Hackensack, NJ
                                             07606-1915
Change of address, account consolidation     P.O. Box 3316
                                             South Hackensack, NJ
                                             07606-1916
Lost stock certificates                      P.O. Box 3317
                                             South Hackensack, NJ
                                             07606-1917
Stock transfer                               P.O. Box 3312
                                             South Hackensack, NJ
                                             07606-1912
Dividend reinvestment plan (DRIP)            P.O. Box 3338
                                             South Hackensack, NJ
                                             07606-1938

Please consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
www.pioneerfunds.com











16046-00-0804
(C) 2004 Pioneer Funds Distributor, Inc.
Underwriter of Pioneer mutual funds
Member SIPC



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Interest Shares


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  August 25, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 25, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 25, 2004

* Print the name and title of each signing officer under his or her signature.